OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2020
Leases [Abstract]
Schedule of Revenues By Lease And Non-lease Components

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2020	2019
Base rent - fixed	$17,392,398	$19,126,372
Reimbursements of common area costs	781,119	769,767
Non-lease components (real estate taxes)	1,358,329	1,190,315
Rental income	$19,531,846	$21,086,454

Schedule of Rental Income

Rental income for each of the fiscal years 2020 and 2019 is as follows:

	Years Ended July 31,
	2020	2019
Minimum rentals
Company owned property	$10,940,491	$12,448,374
Leased property	6,451,907	6,677,998
	17,392,398	19,126,372
Contingent rentals
Company owned property	1,454,827	1,422,990
Leased property	684,621	537,092
	2,139,448	1,960,082
Total	$19,531,846	$21,086,454

Schedule of Future Minimum Non-cancelable Rental Income

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	As of July 31, 2020
	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2021	$10,114,252	$5,509,242	$15,623,494
2022	8,037,688	3,938,533	11,976,221
2023	7,212,832	3,170,131	10,382,963
2024	5,401,738	2,886,515	8,288,253
2025	5,219,923	2,501,112	7,721,035
After 2025	22,733,655	9,486,990	32,220,645
Total	$58,720,088	$27,492,523	$86,212,611

	As of July 31, 2019
	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2020	$10,038,712	$6,120,283	$16,158,995
2021	9,521,380	5,009,044	14,530,424
2022	7,878,165	4,039,069	11,917,234
2023	7,399,288	3,270,666	10,669,954
2024	6,483,940	2,987,050	9,470,990
After 2024	52,632,826	14,842,540	67,475,366
Total	$93,954,311	$36,268,652	$130,222,963

Schedule of Effect On Operating Lease Right-of-use Assets, Liabilities And Rent Expense

In April 2020, four of the Company’s property leases were extended. The effect of these lease extensions on the measurement of operating lease right-of-use assets, liabilities and rent expense follows:

	Operating	Operating	Monthly
	Lease Right-	Lease	Rent
	of-Use-Asset	Liability	Expense
Upon initial adoption, August 1, 2019	$27,104,937	$17,863,507	$249,955
After various lease extensions through April 30, 2020	$37,698,819	$29,326,365	$277,570

Schedule of Rental Expense

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2020	2019
Sublease income	$7,136,528	$7,215,090
Operating lease cost	(4,517,273)	(3,150,327)
Excess of sublease income over lease cost	$2,619,255	$4,064,763

Schedule of Annual Undiscounted Cash Flows Of The Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2020:

Operating
July 31	Leases
2021	$2,024,009
2022	2,116,363
2023	2,132,945
2024	2,150,129
2025	2,167,284
Thereafter	27,551,301
Total undiscounted cash flows	38,142,031
Less: present value discount	(9,097,065)
Total Lease Liabilities	$29,044,966

Other information:
Operating cash flows from operating leases	$1,931,545
Weighted-average remaining lease term - operating leases	18.05 years
Weighted-average discount rate - operating leases	2.89%

Schedule of Additional Information Related To Leases

The following table represents future minimum lease payments under non-cancelable operating leases at July 31, 2019 as presented in the Company’s Annual Report on Form 10-K:

Operating
July 31	Leases
2020	$1,897,318
2021	1,941,494
2022	2,057,814
2023	2,072,000
2024	2,086,697
After 2024	11,701,293
Total required*	$21,756,616

*	Minimum payments have not been reduced by minimum sublease rentals of $27,492,523 under operating leases due in the future under non-cancelable leases.